Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	¥ 3,707,039	$ 531,384	¥ 3,359,469	¥ 2,933,035